Trade and other payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables.
Due to related parties	¥ 632,912	¥ 153,677
Due to third parties	287,324	193,318
Trade payables	920,236	346,995
Redemption liability (Note 35)	259,119	244,793
Accrued expenses	159,091	224,010
Security deposit	87,402	33,683
Lease liabilities (Note 17(a))	134,219	189,689
Amounts payable for purchase of shares held for share option scheme (Note 26)	88,280	88,280
Unpaid business acquisition consideration of View Foundation	48,000	48,000
Other tax payables	47,762	35,675
Amount due to related parties	100,614	24,517
Service fee refundable	8,953	5,412
Financial guarantee payables (Note a)	3,041	116,509	¥ 250,338
Others	86,578	138,886
Total trade and other payables	1,943,295	1,496,449
Redemption liability (Note 35)	(259,119)	(244,793)
Lease liabilities	(48,115)	(87,800)
Amounts payable for purchase of shares held for share option scheme (Note 26)	(88,280)	(88,280)
Total trade and other non-current payables	(395,514)	(420,873)
Trade and other payables	¥ 1,547,781	¥ 1,075,576